Consolidated Statements of (Loss) Income (Unaudited) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statements of Income [Abstract]
VOYAGE REVENUES (note 10b)	$ 92,247	$ 91,846	$ 185,466	$ 184,338
OPERATING EXPENSES
Voyage expenses	685	493	1,055	634
Vessel operating expenses (note 10b)	23,388	22,041	44,195	43,069
Depreciation and amortization	22,171	22,407	44,520	44,563
General and administrative (notes 10a and 10b)	6,535	5,037	12,861	10,429
Restructuring charge		126		175
Total operating expenses	52,779	50,104	102,631	98,870
Income from vessel operations	39,468	41,742	82,835	85,468
OTHER ITEMS
Interest expense (notes 8 and 10a)	(12,136)	(11,320)	(23,890)	(24,094)
Interest income	1,698	1,429	3,276	3,302
Realized and unrealized loss on derivative instruments (note 11)	(27,329)	(45,549)	(16,560)	(72,361)
Foreign currency exchange (loss) gain (note 8)	(8,859)	36,635	(29,892)	59,856
Equity income (loss)	3,447	(2,930)	11,504	(1,613)
Other income (expense)	141	106	(270)	390
Total other items	(43,038)	(21,629)	(55,832)	(34,520)
Net (loss) income before income tax (expense) recovery	(3,570)	20,113	27,003	50,948
Income tax expense (note 9)	(119)	(222)	(955)	(36)
Net (loss) income	(3,689)	19,891	26,048	50,912
Non-controlling interest in net (loss) income	(561)	(2,875)	4,196	(2,574)
Dropdown Predecessor's interest in net (loss) income (note 2)				2,258
General Partner's interest in net (loss) income (note 13)	2,303	2,110	5,167	4,283
Limited partners' interest in net (loss) income (note 13)	(5,431)	20,656	16,685	46,945
Limited partners' interest in net (loss) income per unit (note 13)
Common unit (basic and diluted)	$ (0.09)	$ 0.39	$ 0.29	$ 0.89
Subordinated unit (basic and diluted)				$ 1.01
Total unit (basic and diluted)	$ (0.09)	$ 0.39	$ 0.29	$ 0.90
Weighted-average number of units outstanding:
Common units (basic and diluted)	59,152,816	52,339,849	57,140,637	48,676,558
Subordinated units (basic and diluted)				3,663,291
Total units (basic and diluted)	59,152,816	52,339,849	57,140,637	52,339,849
Cash distributions declared per unit	$ 0.63	$ 0.60	$ 1.26	$ 1.17
Related party transactions (note 10)